Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 182,342	$ 9,286	$ 183,256	$ 177,718
Total assets	263,787		285,677	279,256	$ 13,436
Total liabilities	132,037		144,967	150,023	$ 6,726
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Total assets	147,748		163,635	136,252
Total liabilities	96,525		101,330	95,342
South America segment [member]
Disclosure of operating segments [line items]
Total assets	116,039		122,042	130,019
Total liabilities	35,512		43,637	48,391
Mexico [member] | Mexico and central America segment [member]
Disclosure of operating segments [line items]
Revenue	84,352		79,836	74,413
Total assets	130,865		133,315	122,552
Total liabilities	92,340		88,283	92,303
Brazil [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue	56,523		58,518	43,900
Total assets	86,007		95,713	104,092
Total liabilities	26,851		31,580	39,600
Colombia [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue	14,580		14,222	15,120
Total assets	17,626		14,180	20,581
Total liabilities	4,061		7,993	5,547
Argentina [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue	9,152		13,869	12,273
Total assets	6,021		5,301	5,346
Total liabilities	2,059		3,660	$ 3,244
URUGUAY | South America segment [member]
Disclosure of operating segments [line items]
Revenue	1,925
Total assets	6,385
Total liabilities	2,541
Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	24,167		$ 20,524
Discontinued operations [member] | Asia [member] | Mexico and central America segment [member]
Disclosure of operating segments [line items]
Total assets	28,272
Total liabilities	$ 9,945